Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,385	$ 5,179
Adjustments to reconcile net income to net cash provided by operating activities:
Origination of loans for sale	(10,043)	(34,846)
Sale of loans originated for sale	10,652	36,303
Depreciation and amortization, net of accretion	2,198	2,034
Deferred tax expense/(benefit)	318	(988)
Impairment of land held for future expansion	0	190
Amortization of mortgage servicing rights	133	113
Stock based compensation expense	33	36
Gain on sale of securities, net	(966)	(913)
Gain on sale of loans, net	(256)	(1,263)
Net losses due to other-than-temporary impairment of securities	1	128
(Gain)/loss on sale of foreclosed real estate	(887)	381
Provision for loan losses	3,510	5,570
Net change in:
Interest receivable	37	287
Other assets	1,274	1,610
Cash value of bank owned life insurance	(398)	(403)
Accrued expenses and other liabilities	3,829	1,063
Total adjustments	9,435	9,302
Net cash - operating activities	14,820	14,481
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturities and pay downs of securities available-for-sale	42,536	33,376
Proceeds from sales of securities available-for-sale	22,713	18,951
Purchase of securities available-for-sale	(88,689)	(69,832)
Proceeds from maturities and pay downs of securities held-to-maturity	1,807	1,135
Proceeds from sale of loans transferred to held-for-sale	0	5,356
Loan participations purchased	(999)	(967)
Net change in loans receivable	11,553	29,368
Proceeds from sale of Federal Home Loan Bank stock	295	269
Purchase of premises and equipment, net	(417)	(1,702)
Proceeds from sale of foreclosed real estate, net	3,380	3,990
Net cash - investing activities	(7,821)	19,944
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in deposits	6,610	(20,256)
Proceeds from FHLB advances	10,000	13,000
Repayment of FHLB advances	(3,000)	(22,000)
Change in other borrowed funds	(3,605)	(5,404)
Proceeds from sale of treasury stock	124	151
Dividends paid	(1,699)	(2,200)
Net cash - financing activities	8,430	(36,709)
Net change in cash and cash equivalents	15,429	(2,284)
Cash and cash equivalents at beginning of period	10,938	13,222
Cash and cash equivalents at end of period	26,367	10,938
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	3,245	5,058
Income taxes	776	1,753
SUPPLEMENTAL NONCASH INFORMATION:
Transfers from securities held-to-maturity to available-for-sale	16,437	0
Transfers from loans to loans held-for-sale	0	5,126
Transfers from loans to foreclosed real estate	2,371	3,922
Transfers from premises and equipment to other assets	$ 0	$ 340